Vessel Sales, Asset Impairments and Provisions - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2014 Vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($) Subsidiaries	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($) Vessel
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets			$ 9,615	$ 1,643	$ 9,453
Proceeds from sale of vessels				8,918	165,055
Write-down charges related to vessel		$ 500		15,996
VLCC [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | Vessel	3
Teekay Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of subsidiaries sold | Subsidiaries			2
Related working capital receivable			$ 1,700		1,700
Revolving credit facilities repaid			152,000
Teekay Tankers [Member] | VLCC [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets			10,000
Aggregate proceeds received			154,000
FPSO Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Reversal and recorded of loss provision related to receivable			2,500		2,500
Conventional Tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets			$ 9,615		9,453
Conventional Tanker [Member] | Sold Asset [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets					$ (500)
Number of vessels | Vessel					4
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets				1,643
Write-down charges related to vessel		$ 500		15,996
Shuttle Tanker, FSO and Offshore Support Segment [Member] | 1997-built shuttle tanker [Member] | Teekay Offshore [Member] | Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets				1,600
Proceeds from sale of vessels				8,600
Shuttle Tanker, FSO and Offshore Support Segment [Member] | 1992-built shuttle tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down charges related to vessel				1,700
Shuttle Tanker, FSO and Offshore Support Segment [Member] | 1999-built shuttle tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down charges related to vessel				$ 13,800